Consolidated Statements of Income - JPY (¥) shares in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest income:
Loans, including fees (Note 4)	¥ 2,973,667,000,000	¥ 1,731,962,000,000	¥ 1,940,754,000,000
Deposits in other banks	359,054,000,000	57,392,000,000	56,555,000,000
Investment securities:
Interest	401,935,000,000	180,959,000,000	178,873,000,000
Dividends	146,053,000,000	133,537,000,000	119,387,000,000
Trading account assets	551,372,000,000	400,185,000,000	373,200,000,000
Call loans and funds sold	19,854,000,000	4,418,000,000	4,721,000,000
Receivables under resale agreements and securities borrowing transactions	159,475,000,000	22,485,000,000	78,506,000,000
Total	4,611,410,000,000	2,530,938,000,000	2,751,996,000,000
Interest expense:
Deposits	1,170,155,000,000	216,591,000,000	329,392,000,000
Call money and funds purchased	3,783,000,000	685,000,000	1,105,000,000
Payables under repurchase agreements and securities lending transactions	479,170,000,000	31,577,000,000	91,508,000,000
Due to trust account, other short-term borrowings and trading account liabilities	188,798,000,000	51,978,000,000	72,403,000,000
Long-term debt	380,090,000,000	259,526,000,000	253,494,000,000
Total	2,221,996,000,000	560,357,000,000	747,902,000,000
Net interest income	2,389,414,000,000	1,970,581,000,000	2,004,094,000,000
Provision for credit losses (Note 4)	8,148,000,000	277,995,000,000	484,210,000,000
Net interest income after provision for credit losses	2,381,266,000,000	1,692,586,000,000	1,519,884,000,000
Non-interest income:
Fees and commissions income (Note 27)	1,701,637,000,000	1,658,863,000,000	1,527,283,000,000
Foreign exchange gains—net (Note 28)	25,232,000,000	106,868,000,000	99,337,000,000
Trading account losses—net (Notes 28 and 31)	(792,098,000,000)	(824,420,000,000)	(410,368,000,000)
Investment securities gains (losses)—net (Note 3)	(254,178,000,000)	(119,026,000,000)	1,458,264,000,000
Equity in earnings of equity method investees—net (Note 14)	398,086,000,000	436,583,000,000	355,730,000,000
Gains (losses) on sales of loans including valuation adjustment for loans held for sale (Note 4)	(34,039,000,000)	16,600,000,000	17,926,000,000
Gain on sale of MUFG Union Bank (Note 2)	557,954,000,000	0	0
Other non-interest income	92,828,000,000	119,321,000,000	109,615,000,000
Total	1,695,422,000,000	1,394,789,000,000	3,157,787,000,000
Non-interest expense:
Salaries and employee benefits (Note 13)	1,343,631,000,000	1,277,408,000,000	1,253,461,000,000
Occupancy expenses—net (Notes 5 and 26)	162,204,000,000	165,323,000,000	178,107,000,000
Fees and commissions expenses	340,141,000,000	310,861,000,000	318,797,000,000
Outsourcing expenses, including data processing	351,323,000,000	317,995,000,000	298,777,000,000
Depreciation of premises and equipment (Note 5)	73,793,000,000	82,652,000,000	87,305,000,000
Amortization of intangible assets (Note 6)	274,380,000,000	261,026,000,000	250,106,000,000
Impairment of intangible assets (Note 6)	5,151,000,000	33,301,000,000	21,680,000,000
Insurance premiums, including deposit insurance	74,334,000,000	95,551,000,000	90,529,000,000
Communications	58,375,000,000	57,369,000,000	59,798,000,000
Taxes and public charges	100,291,000,000	99,659,000,000	97,783,000,000
Impairment of goodwill (Note 6)	33,553,000,000	0	147,564,000,000
Provision for (reversal of) off-balance sheet credit instruments	20,747,000,000	46,339,000,000	(56,749,000,000)
Reversal of impairment (impairment) of assets held for sale	(134,141,000,000)	134,141,000,000	0
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank (Note 2)	282,540,000,000	3,165,000,000	0
Other non-interest expenses (Notes 5 and 26)	433,632,000,000	261,312,000,000	322,171,000,000
Total	3,419,954,000,000	3,146,102,000,000	3,069,329,000,000
Income (loss) before income tax expense (benefit)	656,734,000,000	(58,727,000,000)	1,608,342,000,000
Income tax expense (benefit)	26,413,000,000	(14,511,000,000)	444,948,000,000
Net income (loss) before attribution of noncontrolling interests	630,321,000,000	(44,216,000,000)	1,163,394,000,000
Net income attributable to noncontrolling interests	30,413,000,000	39,104,000,000	46,096,000,000
Net income (loss) attributable to Mitsubishi UFJ Financial Group	599,908,000,000	(83,320,000,000)	1,117,298,000,000
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 599,908,000,000	¥ (83,320,000,000)	¥ 1,117,298,000,000
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 22):
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 48.70	¥ (6.51)	¥ 86.88
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	48.39	(6.93)	86.56
Cash dividend per common share (in YEN per share)	¥ 30.50	¥ 26.00	¥ 25.00
Weighted average common shares outstanding (in shares)	12,317,723	12,798,060	12,859,737
Weighted average diluted common shares outstanding (in shares)	12,318,855	12,798,060	12,859,737